Derivatives - Income Statement (Details) - Derivatives not designated as hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net foreign exchange losses	$ (38,858)	$ (34,902)	$ (16,788)
Total included in Net realized and unrealized investment (losses) gains	(2,262)	13,554	12,903
Total derivatives not designated as hedges	(41,120)	(21,348)	(3,885)
Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net foreign exchange losses	(38,858)	(34,902)	(16,788)
Insurance-linked securities
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment (losses) gains	(1,754)	2,049	4,807
Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment (losses) gains	(5)	934	1,430
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment (losses) gains	(951)	10,594	7,020
TBAs
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment (losses) gains	448	(23)	(56)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total included in Net realized and unrealized investment (losses) gains	$ 0	$ 0	$ (298)